ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.0%
Johnson Controls	400	30
		30
Automobiles 0.3%
GM	28,600	608
		608
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	1,800	95
		95
Hotels, Restaurants & Leisure 1.4%
Carnival	9,900	469
Harrah's Entertainment	3,900	304
International Game Technology	10,700	377
Marriott, Class A	3,300	226
Outback Steakhouse	8,200	361
Panera Bread, Class A (1)	2,500	188
Starbucks (1)	16,900	636
Wynn Resorts (1)	1,800	138
		2,699
Household Durables 0.6%
D. R. Horton	8,300	276
Fortune Brands	2,300	185
Harman International	1,000	111
Lennar, Class A	7,500	453
Newell Rubbermaid	2,900	73
Standard Pacific	3,300	111
		1,209
Internet & Catalog Retail 0.2%
Amazon.com (1)	11,600	424
		424
Leisure Equipment & Products 0.2%
Brunswick	3,600	140
Mattel	8,800	159
		299
Media 2.7%
Disney	26,300	733
Dow Jones	1,900	75
Gannett	3,850	231
Lamar Advertising (1)	8,900	468
Liberty Media, Class A (1)	24,100	198
McGraw-Hill	4,400	254
Meredith	900	50
Omnicom	4,700	391
Scripps, Class A	2,000	89
Time Warner	57,000	957
Tribune	5,200	143
Univision Communications, Class A (1)	10,300	355
Viacom, Class B (1)(5)	25,100	974
Washington Post, Class B	87	68
		4,986
Multiline Retail 1.4%
Dollar General	3,900	69
Family Dollar Stores	3,770	101
Kohl's (1)	27,300	1,447
Target	19,540	1,016
		2,633
Specialty Retail 2.4%
Bed Bath & Beyond (1)	5,600	215
Best Buy	8,425	471
Home Depot	38,640	1,634
Hot Topic (1)	10,600	154
Lowes	10,580	682
O'Reilly Automotive (1)	4,180	153
Ross Stores	11,500	336
Staples	11,400	291
TJX	20,600	511
		4,447
Textiles, Apparel, & Luxury Goods 0.2%
Nike, Class B	3,300	281
		281

Total Consumer Discretionary		17,711

CONSUMER STAPLES 9.2%

Beverages 2.1%
Anheuser-Busch	13,475	576
Coca-Cola	37,940	1,589
Coca-Cola Enterprises	7,500	153
PepsiCo	28,765	1,662
		3,980
Food & Staples Retailing 2.3%
CVS	14,200	424
Kroger (1)	18,100	369
Sysco	11,300	362
Wal-Mart	51,160	2,417
Walgreen	19,200	828
		4,400
Food Products 0.8%
Campbell Soup	6,010	195
General Mills	10,955	555
Heinz	2,565	97
Hershey Foods	2,930	153
Kellogg	7,390	325
McCormick	2,500	85
		1,410
Household Products 2.2%
Colgate-Palmolive	8,585	490
Kimberly-Clark	6,100	353
Procter & Gamble	57,861	3,334
		4,177
Personal Products 0.2%
Avon	10,500	327
		327
Tobacco 1.6%
Altria Group	42,510	3,012
		3,012
Total Consumer Staples		17,306
ENERGY 10.1%
Energy Equipment & Services 2.8%
Baker Hughes	8,220	562
BJ Services	8,280	286
FMC Technologies (1)	5,090	261
Grant Prideco (1)	10,800	463
Halliburton	3,900	285
Nabors Industries (1)	4,200	301
National Oilwell Varco (1)	2,500	160
Schlumberger	17,240	2,182
Transocean (1)	8,540	686
		5,186
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum	4,354	440
Chevron	36,172	2,097
ConocoPhillips	19,620	1,239
CONSOL Energy	1,000	74
Devon Energy	4,500	275
El Paso Corporation	10,100	122
EOG Resources	4,340	312
ExxonMobil	102,028	6,209
Murphy Oil	12,300	613
Occidental Petroleum	4,530	420
Total ADR	2,830	373
Valero Energy	8,000	478
Williams Companies	33,100	708
XTO Energy	8,500	370
		13,730

Total Energy		18,916

FINANCIALS 20.8%

Capital Markets 4.0%
Ameriprise Financial	9,400	424
Charles Schwab	23,200	399
E*TRADE Financial (1)	17,300	467
Franklin Resources	2,400	226
Goldman Sachs	9,800	1,538
Investors Financial Services	6,700	314
Janus Capital Group	6,900	160
John Nuveen	3,700	178
Legg Mason	1,400	176
Lehman Brothers	5,500	795
Merrill Lynch	15,100	1,189
Morgan Stanley	13,100	823
State Street	7,700	465
TD Ameritrade Holding	11,800	246
		7,400
Commercial Banks 5.0%
Bank of America	40,196	1,831
Fifth Third Bancorp	46,800	1,842
First Horizon National	15,200	633
National City	22,200	775
PNC Financial Services Group	1,900	128
SunTrust	4,500	327
Synovus Financial	27,600	748
U.S. Bancorp	28,200	860
Wachovia	19,600	1,099
Wells Fargo	17,700	1,130
		9,373
Consumer Finance 0.9%
American Express	16,600	872
Capital One Financial	2,300	185
SLM Corporation	12,300	639
		1,696
Diversified Financial Services 4.4%
CBOT Holdings, Class A (1)	1,400	167
Chicago Mercantile Exchange Holdings	700	313
Citigroup	79,700	3,764
JPMorgan Chase	88,700	3,694
Moody's	4,200	300
		8,238
Insurance 4.4%
AFLAC	7,700	348
Allstate	3,400	177
American International Group	43,500	2,875
Assurant	2,300	113
Axis Capital Holdings	5,700	170
Genworth Financial, Class A	12,700	425
Hartford Financial Services	8,200	661
Jefferson Pilot	2,300	129
Lincoln National	5,100	278
Marsh & McLennan	22,000	646
MetLife	3,600	174
Progressive Corporation	3,800	396
Prudential Financial	10,000	758
St. Paul Travelers Companies	13,959	583
UnumProvident	4,500	92
Willis Group Holdings	4,800	165
XL Capital	5,100	327
		8,317
Real Estate 1.0%
Archstone-Smith Trust, REIT	10,100	493
CapitalSource, REIT	13,116	326
CarrAmerica Realty, REIT	9,200	410
Potlatch, REIT	1,556	67
ProLogis, REIT	5,700	305
Simon Property Group, REIT	2,900	244
		1,845
Thrifts & Mortgage Finance 1.1%
Countrywide Credit	13,700	503
Fannie Mae	10,800	555
Freddie Mac	8,400	512
Golden West Financial	2,100	143
Washington Mutual	6,700	286
		1,999

Total Financials		38,868

HEALTH CARE 12.6%

Biotechnology 1.6%
Amgen (1)	19,700	1,433
Biogen Idec (1)	6,770	319
Celgene (1)	1,500	66
Cephalon (1)	1,900	114
Chiron (1)	3,000	137
Genentech (1)	1,890	160
Genzyme (1)	2,200	148
Gilead Sciences (1)	8,880	553
		2,930
Health Care Equipment & Supplies 2.2%
Alcon	2,300	240
Baxter International	10,700	415
Boston Scientific (1)	34,100	786
C R Bard	3,900	265
Fisher Scientific (1)	1,900	129
Medtronic	23,700	1,203
St. Jude Medical (1)	7,300	299
Stryker	4,800	213
Thermo Electron (1)	6,900	256
Zimmer Holdings (1)	4,100	277
		4,083
Health Care Providers & Services 2.9%
Aetna	9,300	457
Cardinal Health	9,000	671
Caremark RX (1)	10,400	511
Community Health System (1)	3,200	116
Coventry Health Care (1)	3,900	210
DaVita (1)	1,200	72
Health Management	1,700	37
Humana (1)	9,000	474
Medco (1)	6,942	397
Patterson Companies (1)	4,100	144
Quest Diagnostics	3,700	190
Triad Hospitals (1)	3,200	134
UnitedHealth Group	25,300	1,413
WellPoint (1)	7,500	581
		5,407
Pharmaceuticals 5.9%
Abbott Laboratories	23,500	998
Bristol Myers Squibb	5,200	128
Eli Lilly	18,400	1,017
Johnson & Johnson	50,100	2,967
Merck	36,100	1,272
Pfizer	117,700	2,933
Schering-Plough	22,100	420
Sepracor (1)	1,900	93
Shire Pharmaceuticals ADR	4,000	186
Wyeth	22,400	1,087
		11,101
Total Health Care		23,521
INDUSTRIALS & BUSINESS SERVICES 11.5%
Aerospace & Defense 2.3%
Boeing	11,200	873
General Dynamics	11,400	729
Goodrich	8,800	384
Honeywell International	26,400	1,129
Rockwell Collins	12,200	687
United Technologies	9,100	528
		4,330
Air Freight & Logistics 0.9%
UPS, Class B	20,000	1,588
		1,588
Airlines 0.2%
Southwest Airlines	21,300	383
		383
Building Products 0.3%
American Standard	11,000	472
		472
Commercial Services & Supplies 0.6%
Avery Dennison	4,000	234
Cendant	23,120	401
Cintas	2,100	90
Republic Services	7,900	336
Robert Half International	3,840	148
		1,209
Construction & Engineering 0.1%
Fluor	1,100	94
		94
Industrial Conglomerates 4.6%
3M	2,500	189
GE	219,900	7,648
Tyco International	31,100	836
		8,673
Machinery 1.8%
Danaher	20,400	1,296
Deere	8,800	696
Eaton	2,500	182
Illinois Tool Works	9,200	886
Pall	8,200	256
		3,316
Road & Rail 0.7%
Norfolk Southern	10,500	568
Union Pacific	8,900	831
		1,399
Total Industrials & Business Services		21,464
INFORMATION TECHNOLOGY 15.8%
Communications Equipment 2.8%
Cisco Systems (1)	106,400	2,306
Comverse Technology (1)	3,200	75
Corning (1)	11,300	304
Juniper Networks (1)	24,300	465
Lucent Technologies (1)	137,200	418
Motorola	20,300	465
Nokia ADR	21,600	448
QUALCOMM	14,000	708
		5,189
Computers & Peripherals 3.2%
Apple Computer (1)	6,000	376
Dell (1)	51,100	1,521
EMC (1)	53,600	730
Hewlett-Packard	9,200	303
IBM	27,800	2,293
Sun Microsystems (1)	131,800	676
		5,899
Electronic Equipment & Instruments 1.0%
CDW	4,200	247
Flextronics (1)	22,200	230
Jabil Circuit (1)	13,300	570
Symbol Technologies	37,000	392
Tektronix	10,200	364
		1,803
Internet Software & Services 1.4%
CNET Networks (1)	5,700	81
Google, Class A (1)	4,300	1,677
Monster Worldwide (1)	4,100	205
Yahoo! (1)	22,700	732
		2,695
IT Services 1.0%
Accenture, Class A	12,330	371
Affiliated Computer Services, Class A (1)	2,700	161
Automatic Data Processing	13,650	624
First Data	12,200	571
Fiserv (1)	2,900	123
		1,850
Semiconductor & Semiconductor Equipment 2.8%
Analog Devices	18,800	720
Applied Materials	41,500	727
Intel	125,800	2,434
Linear Technology	18,400	645
Texas Instruments	16,300	529
Xilinx	10,400	265
		5,320
Software 3.6%
Electronic Arts (1)	3,900	213
Intuit (1)	6,400	341
McAfee (1)	18,500	450
Microsoft	152,900	4,160
NAVTEQ (1)	4,900	248
Oracle (1)	63,000	863
Symantec (1)	32,328	544
		6,819

Total Information Technology		29,575

MATERIALS 2.9%

Chemicals 1.4%
Dow Chemical	15,100	613
DuPont	16,500	696
Ecolab	4,500	172
Minerals Technologies	900	53
Monsanto	4,800	407
Nova Chemicals	5,800	165
Potash Corp./Saskatchewan	3,800	335
Sigma Aldrich	1,100	72
		2,513
Metals & Mining 1.0%
Alcan	7,100	325
Alcoa	7,200	220
BHP Billiton (AUD)	19,300	387
Newmont Mining	10,700	555
Nucor	4,400	461
		1,948
Paper & Forest Products 0.5%
Bowater	3,900	116
International Paper	14,000	484
Weyerhaeuser	4,600	333
		933
Total Materials		5,394
TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.3%
BellSouth	81,200	2,814
Telus (Non-voting shares)	23,500	909
Verizon Communications	17,500	596
		4,319
Wireless Telecommunication Services 1.5%
American Tower Systems, Class A (1)	15,617	474
Crown Castle International (1)	16,100	456
Rogers Communications, Class B	10,500	401
Sprint Nextel	55,819	1,442
		2,773
Total Telecommunication Services		7,092
UTILITIES 2.9%
Electric Utilities 1.5%
Edison International	9,000	371
Entergy	10,900	752
Exelon	19,000	1,005
FirstEnergy	7,400	362
Pinnacle West Capital	6,400	250
PPL	4,500	132
		2,872
Gas Utilities 0.1%
AGL Resources	5,000	180
		180
Independent Power Producers & Energy Traders 0.9%
AES (1)	20,900	356
Duke Energy	25,000	729
Dynegy, Class A (1)	11,600	56
NRG Energy (1)	6,000	271
TXU	7,400	331
		1,743
Multi-Utilities 0.4%
Dominion Resources	3,400	235
NiSource	16,200	328
Public Service Enterprise	100	6
Teco Energy	9,700	156
		725
Total Utilities		5,520

Total Common Stocks (Cost $162,148)		185,367

SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Investment Fund, 4.61% (2)(3)	2,270,513	2,270
		2,270
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.43%, 5/11/06 (4)	200,000	199
		199

Total Short-Term Investments (Cost $2,469)		2,469
Total Investments in Securities
100.4% of Net Assets (Cost $164,617)		$187,836

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 4
(3)	Seven-day yield
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
(5)	When-issued security
ADR	American Depository Receipts
AUD	Australian Dollar
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 41 S&P 500 Mini contracts,
$200 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	$2,672	$15
Net payments (receipts) of variation
margin to date			(24)
Variation margin receivable (payable)
on open futures contracts			$(9)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $164,617,000. Net unrealized gain aggregated $23,234,000 at period-end, of which $26,715,000 related to appreciated investments and $3,481,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $23,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $2,270,000 and $1,457,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006